Employee benefit plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee benefit plans

Note 23.      Employee benefit plans

Defined benefit post-retirement plan

The Group maintains three pension plans: one maintained by WISeKey SA and one by WISeKey International Holding Ltd, both covering its employees in Switzerland, as well as one maintained by WISeKey Semiconductors SAS covering WISeKey’s French employees.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by WISeKey Semiconductors SAS, and their obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded.

The pension liability calculated as at December 31, 2023 is based on annual personnel costs and assumptions as of December 31, 2023.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2023	2022	2021
Wages and Salaries	12,507	12,401	12,208
Social security contributions	3,611	3,123	3,320
Net service costs	449	422	671
Other components of defined benefit plans, net	(45)	14	(78)
Total	16,522	15,960	16,121

	As at December 31,
Assumptions	2023	2023	2022	2022	2021	2021
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.05%	1.52%	3.65%	2.25%	0.75%	0.33%
Expected rate of return on plan assets	n/a	3.04%	n/a	3.00%	n/a	1.50%
Salary increases	3%	2%	3%	1.50%	3%	1.50%

For WISeKey SA and WISeKey International Holding Ltd’s funded plans, the expected long-term rate of return on assets is based on the pension fund’s asset allocation.

As at December 31, 2023 and December 31, 2022 the Group’s accumulated benefit obligation amounted respectively to USD 13,879,000 and USD 11,665,000.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2023	2022	2021

Fair value of plan assets	(10,108)	(12,169)	(12,332)
Projected benefit obligation	11,867	16,938	19,100
Surplus/deficit	1,759	4,769	6,768
Opening balance sheet liability / (asset) (funded status)	1,759	4,769	6,768

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	11,867	16,938	19,100
Net service cost	237	213	263
Interest expense	279	52	29
Plan participant contributions	98	98	153
Net benefits paid to participants	(100)	(2,225)	(278)
Prior service costs	(19)	-	(123)
Actuarial losses / (gains)	606	(2,892)	(1,407)
Curtailment & Settlement	-	-	(194)
Currency translation adjustment	1,175	(317)	(605)
Projected benefit obligation at end of year	14,143	11,867	16,938

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(10,108)	(12,169)	(12,332)
Employer contributions paid over the year	(184)	(190)	(263)
Plan participant contributions	(98)	(98)	(153)
Net benefits paid to participants	78	2,201	162
Interest income	(311)	(157)	(177)
Return in plan assets, excl amounts included in net interest	501	82	224
Currency translation adjustment	(1,020)	223	370
Fair value of plan assets at end of year	(11,142)	(10,108)	(12,169)

Reconciliation to balance sheet end of year
Fair value of plan assets	(11,142)	(10,108)	(12,169)
Defined benefit obligation - funded plans	14,143	11,867	16,938
Surplus/deficit	3,001	1,759	4,769

Closing balance sheet liability / (asset) (funded status)	3,001	1,759	4,769

Movement in Funded Status
USD'000
Fiscal year	2023	2022	2021

Opening balance sheet liability (funded status)	1,759	4,769	6,768

Net service cost	237	213	263
Net interest cost / (credit)	(32)	(105)	(148)
Amortization of net (gain) / loss	-	152	270
Amortization of prior service cost / (credit)	(26)	(28)	(12)
Settlement / curtailment cost / (credit)	-	-	(194)
Currency translation adjustment	(2)	(5)	6
Total net periodic benefit cost / (credit)	177	227	185

Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,005	(3,001)	(420)
Actuarial (gain) / loss on liabilities from changes to demographic assumptions	-	-	(645)
Actuarial (gain) / loss on liabilities due to experience	(399)	109	(342)
Return in plan assets, excl. amounts included in net interest	501	82	224
Prior service cost / (credit)	(19)	-	(123)
Amortization of net (gain) / loss	-	(152)	(270)
Amortization of prior service cost / (credit)	26	28	12
Currency translation adjustment	37	0	(8)
Total (gain) / loss recognized via other comprehensive income	1,151	(2,934)	(1,572)

Employer contributions paid in the year	(184)	(190)	(263)
Cashflow required to pay benefit payments	(22)	(24)	(116)
Total cashflow	(206)	(214)	(379)

Currency translation adjustment	120	(89)	(233)
Closing balance sheet liability (funded status)	3,001	1,759	4,769

Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	(338)	2,651	4,237
Amortization during the year	-	(152)	(270)
Actuarial (gain) / loss on liabilities	606	(2,892)	(1,407)
Actuarial (gain) / loss on assets	501	82	224
Currency translation adjustment	(8)	(27)	(133)
Unrecognized (gain) / loss at year-end	795	(338)	2,651

Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(503)	(537)	(440)
Prior service cost for the current period	(19)	-	(123)
Amortization during the year	26	28	12
Currency translation adjustment	(46)	6	14
Unrecognized prior service cost / (credit) at year-end	(542)	(503)	(537)

Amounts recognized in accumulated other comprehensive income
Net loss / (gain)	795	(338)	2,651
Prior service cost / (credit)	(542)	(503)	(537)
Deficit	253	(841)	2,114
Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost / (credit) over next fiscal year
Net loss / (gain)	-	152	270
Prior service cost / (credit)	(26)	(28)	(12)

All of the assets are held under the collective contract by the plan’s re-insurer company and are invested in a mix of Swiss and International bond and equity securities. In line with ASC 820’s three-tier fair value hierarchy, pension assets belong to the fair value level 2.

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	Switzerland	France
2024	418	38
2025	410	-
2026	2,270	53
2027	632	52
2028	543	42
2029 to 2033	3,024	347

The Group expects to make contributions of approximately USD 235,000 in 2024.

There are no plan assets expected to be returned to the employer during the 12-month period following December 31, 2023.